Operating leases (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities, Including Operating Lease Liabilities to Related Parties - Operating Lease [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Operating leases (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities, Including Operating Lease Liabilities to Related Parties [Line Items]
2024	$ 2,142,561
2025	1,808,714
2026	983,979
2027	720,780
2028	754,036
Thereafter	1,399,884
Total lease payment	7,809,954
Less: imputed interest	(1,133,654)
Present value of operating lease liabilities	6,676,300
Less: current obligation	(1,793,108)
Long-term obligation at December 31, 2023	$ 4,883,192	$ 7,257,144